Subsidiaries with material non-controlling interest (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	$ (761,134)	$ (701,862)
Non-current assets	(3,456,087)	(3,630,951)
Current liabilities	(399,182)	(521,194)
Non-current liabilities	(788,474)	(747,992)
Total shareholders' equity, net	3,029,565	3,063,627	$ 3,047,213	$ 3,389,236
Shareholders of the parent	2,808,328	2,848,037
Non-controlling interests	221,237	215,590
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	170,274	146,865
Non-current assets	603,280	645,729
Current liabilities	(123,052)	(159,190)
Non-current liabilities	(217,683)	(229,709)
Total shareholders' equity, net	432,819	403,695
Shareholders of the parent	255,841	239,925
Non-controlling interests	176,978	165,032
S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	7,154	6,640
Non-current assets	0	0
Current liabilities	(2,653)	(2,407)
Non-current liabilities	0	0
Total shareholders' equity, net	4,501	4,233
Shareholders of the parent	2,701	2,540
Non-controlling interests	1,800	1,693
Minera La Zanja S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	126,878	134,758
Non-current assets	31,841	55,873
Current liabilities	(25,834)	(38,807)
Non-current liabilities	(42,781)	(48,201)
Total shareholders' equity, net	90,104	103,623
Shareholders of the parent	47,808	54,981
Non-controlling interests	42,296	48,642
Apu Coropuna S.R.L. [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	2,263	1,440
Non-current assets	182	189
Current liabilities	(1,165)	(143)
Non-current liabilities	(740)	(740)
Total shareholders' equity, net	540	746
Shareholders of the parent	377	523
Non-controlling interests	163	223
Other minor subsidiaries [Member]
Disclosure Of Subsidiaries with material non-controlling interest [Line Items]
Current assets	0	665
Non-current assets	0	30
Current liabilities	0	(29)
Non-current liabilities	0	(2)
Total shareholders' equity, net	0	664
Shareholders of the parent	0	664
Non-controlling interests	$ 0	$ 0